Document and Entity Information	Mar. 08, 2024
Entity Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 relates to the Registration Statement on Form S-3 No. 333-274424 (the “Registration Statement”) of HCI Group, Inc., a Florida corporation (the “Registrant”), previously filed with the Securities and Exchange Commission on September 8, 2023 and declared effective on September 28, 2023, to register the offer and sale from time to time of up to a maximum aggregate offering price of $150,000,000 of the Registrant’s common stock, preferred stock, debt securities, warrants, stock purchase contracts, and stock purchase units (collectively, the “Registered Securities”). This Post-Effective Amendment No.1 is being filed to deregister any and all Registered Securities that remain unsold under the Registration Statement.
Entity Registrant Name	HCI Group, Inc.
Entity Central Index Key	0001400810
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	20-5961396
Entity Address, Address Line One	3802 Coconut Palm Drive
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33619
City Area Code	813
Local Phone Number	849-9500